UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-09373

                       Oppenheimer Senior Floating Rate Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

             Date of fiscal year end: July 31

             Date of reporting period:  August 1, 2003 - January 31, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  JANUARY 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL                 MARKET VALUE
                                                                                             AMOUNT                   SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
 CORPORATE LOANS--108.2%
-----------------------------------------------------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--28.5%
-----------------------------------------------------------------------------------------------------------------------------------
 AUTO COMPONENTS--5.2%
 Collins & Aikman Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 7.75%, 12/21/05 1                                                                       $2,870,699                 $  2,894,923
-----------------------------------------------------------------------------------------------------------------------------------
 Federal Mogul Corp., Sr. Sec. Credit Facilities Term Loan, Debtor in
 Possession, Tranche B, 4.125%-4.25%, 2/6/05 1,2                                          4,000,000                    4,040,000
-----------------------------------------------------------------------------------------------------------------------------------
 Goodyear Tire & Rubber Co., Sr. Sec. Credit Facilities Term Loan,
 5.125%, 3/28/05 1,2                                                                      2,000,000                    2,017,500
-----------------------------------------------------------------------------------------------------------------------------------
 Hayes Lemmerz International, Inc., Sr. Sec. Credit Facilities Term Loan,
 4.90%-4.98%, 6/3/09 1,2                                                                  1,994,998                    2,030,538
-----------------------------------------------------------------------------------------------------------------------------------
 Mark IV Industries, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.35%-4.43%, 5/1/07 1,2                                                                  3,000,000                    3,011,250
-----------------------------------------------------------------------------------------------------------------------------------
 Meridian Automotive Systems, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 4.59%, 7/14/06 1,2                                                              957,309                      944,146
 Tranche B, 5.59%, 7/14/07 1,2                                                            3,350,157                    3,304,093
-----------------------------------------------------------------------------------------------------------------------------------
 Metaldyne Co. LLC, Sr. Sec. Credit Facilities Term Loan, Tranche D,
 5.40%-5.413%, 12/31/09 1,2                                                               3,376,918                    3,388,879
-----------------------------------------------------------------------------------------------------------------------------------
 Progressive Group of Cos., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.625%, 8/11/07 1,2                                                           2,853,142                    2,870,973
-----------------------------------------------------------------------------------------------------------------------------------
 Tenneco Automotive, Inc., Sr. Sec. Credit Facilities Letter of Credit
 Term Loan, Tranche B, 4.37%, 12/12/08 1,2                                                1,551,724                    1,577,587
-----------------------------------------------------------------------------------------------------------------------------------
 Tenneco Automotive, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.44%, 12/12/10 1,2                                                           3,448,276                    3,505,748
-----------------------------------------------------------------------------------------------------------------------------------
 TRW Automotive, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche D1,
 3.688%, 2/28/11 1,2                                                                      2,434,783                    2,477,391
                                                                                                                    ---------------
                                                                                                                      32,063,028

-----------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTORS--0.3%
 United Rentals North America, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.09%-4.21%, 8/31/07 1,2                                                      1,826,203                    1,837,473
-----------------------------------------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--3.8%
 Ameristar Casinos, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 3.938%, 12/20/06 1,2                                                                     2,696,086                    2,712,263
-----------------------------------------------------------------------------------------------------------------------------------
 AMF Bowling Worldwide, Inc., Sr. Sec. Credit Facilities Term Loan,
 5.50%, 3/15/08 1,2                                                                       1,510,523                    1,514,930
-----------------------------------------------------------------------------------------------------------------------------------
 CKE Restaurants, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A,
 4.86%, 4/1/08 1,2                                                                        1,925,000                    1,946,656
-----------------------------------------------------------------------------------------------------------------------------------
 Domino's, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 3.75%, 6/25/10 1,2                                                                       3,482,051                    3,539,505
-----------------------------------------------------------------------------------------------------------------------------------
 Green Valley Ranch Station Casino, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.913%, 12/22/10 1,2                                                          1,500,000                    1,518,750


9 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
-------------------------------------------------------------------------------

                                                                                          PRINCIPAL                 MARKET VALUE
                                                                                             AMOUNT                   SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE Continued
 Jack In The Box, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 3.87%-3.92%, 1/8/11 1,2                                                                 $1,000,001                 $  1,010,625
-----------------------------------------------------------------------------------------------------------------------------------
 Pinnacle Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan,
 1.25%-4.60%, 12/15/09 1,2                                                                1,653,334                    1,672,277
-----------------------------------------------------------------------------------------------------------------------------------
 Pinnacle Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan,
 1.25%, 12/16/09 1,2                                                                        346,667                      350,639
-----------------------------------------------------------------------------------------------------------------------------------
 Scientific Games Corp., Sr. Sec. Credit Facilities Term Loan, Tranche C,
 3.85%, 11/1/09 1,2                                                                       4,799,000                    4,873,984
-----------------------------------------------------------------------------------------------------------------------------------
 Wyndam International, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche I, 5.875%, 6/30/06 1,2                                                           2,451,805                    2,381,316
 Tranche II, 6.875%, 6/30/04 1,2                                                          1,939,442                    1,898,714
                                                                                                                    ---------------
                                                                                                                      23,419,659

-----------------------------------------------------------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--0.8%
 Simmons Co., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 3.875%-5.656%, 12/15/11 1,2                                                              2,999,999                    3,039,751
-----------------------------------------------------------------------------------------------------------------------------------
 Springs Industries, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.188%, 9/5/08 1,2                                                                       1,968,832                    1,981,490
                                                                                                                    ---------------
                                                                                                                       5,021,241

-----------------------------------------------------------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--0.3%
 24 Hour Fitness, Inc., Sr. Sec. Credit Facilities Term Loan,
 4.688%-4.75%, 11/4/09 1,2                                                                2,000,000                    2,025,001
-----------------------------------------------------------------------------------------------------------------------------------
 MEDIA--16.1%
 Adams Outdoor Advertising LP, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.37%, 2/1/08 1                                                               2,200,625                    2,213,004
-----------------------------------------------------------------------------------------------------------------------------------
 AMC Entertainment, Inc., Sr. Sec. Credit Facilities Revolving Credit Loan,
 0.451%, 4/10/04 1,2                                                                      2,108,333                    2,083,735
-----------------------------------------------------------------------------------------------------------------------------------
 American Reprographics Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 Tranche B, 6/18/09 1,2,5                                                                 2,500,000                    2,537,500
-----------------------------------------------------------------------------------------------------------------------------------
 American Reprographics Co., Sr. Sec. Credit Facilities 2nd Lien
 Term Loan, 8.625%, 12/12/09 1,2                                                          3,000,000                    3,067,500
-----------------------------------------------------------------------------------------------------------------------------------
 Carmike Cinemas, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 4.438%, 8/15/08 1,2                                                                      4,833,333                    4,833,333
-----------------------------------------------------------------------------------------------------------------------------------
 Carmike Cinemas, Inc., Sr. Sec. Credit Facilities Term Loan,
 7.623%, 3/30/05 1,2                                                                      4,963,407                    4,995,461
-----------------------------------------------------------------------------------------------------------------------------------
 CBD Media, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.37%, 6/13/10 1,2                                                                       1,406,250                    1,421,484
-----------------------------------------------------------------------------------------------------------------------------------
 CC VI Operating Co. LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
 3.61%-3.62%, 11/12/08 1                                                                  2,787,519                    2,704,591
-----------------------------------------------------------------------------------------------------------------------------------
 Century Holdings LLC, Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 5.04%, 12/31/09 1,2                                                           2,500,000                    2,475,938
 Tranche B, 5.902%-9.64%, 6/30/09 1,2                                                     1,500,000                    1,486,340



10 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                          PRINCIPAL                 MARKET VALUE
                                                                                             AMOUNT                   SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
 MEDIA Continued
 Century-TCI California LP, Sr. Sec. Credit Facilities Revolving Credit Loan,
 3.934%, 12/31/07 1,2                                                                    $5,000,000                 $  4,938,750
-----------------------------------------------------------------------------------------------------------------------------------
 Century-TCI California LP, Sr. Sec. Credit Facilities Term Loan,
 3.934%, 12/31/07 1,2                                                                     5,000,000                    4,938,750
-----------------------------------------------------------------------------------------------------------------------------------
 Charter Bresnan Cable Communication VIII LLC, Sr. Sec. Credit Facilities
 Term Loan, Tranche A, 2.91%, 6/30/07 1,2                                                 1,818,182                    1,761,363
-----------------------------------------------------------------------------------------------------------------------------------
 Charter Communications Operating LLC, Sr. Sec. Credit Facilities
 Term Loan, Tranche B, 3.87%, 3/18/08 1,2                                                 1,994,924                    1,968,878
-----------------------------------------------------------------------------------------------------------------------------------
 Charter Falcon Cable Communication VII LLC, Sr. Sec. Credit Facilities
 Term Loan, Tranche C, 3.36%-3.37%, 12/31/07 1,2                                            989,583                      967,730
-----------------------------------------------------------------------------------------------------------------------------------
 Cinemark USA, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche C,
 3.69%, 2/15/09 1,2                                                                         995,000                    1,007,644
-----------------------------------------------------------------------------------------------------------------------------------
 Cinram International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 Tranche C, 6.87%, 4/10/10 1                                                              6,948,093                    6,990,435
-----------------------------------------------------------------------------------------------------------------------------------
 Dex Media East LLC, Sr. Sec. Credit Facilities Term Loan, Tranche A,
 3.35%-3.48%, 11/8/08 1,2                                                                 2,174,401                    2,196,144
-----------------------------------------------------------------------------------------------------------------------------------
 Dex Media West LLC, Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 9/10/09 1,2,5                                                                 2,750,000                    2,784,719
 Tranche A, 3.85%-3.99%, 9/10/09 1,2                                                      3,892,015                    3,941,150
-----------------------------------------------------------------------------------------------------------------------------------
 DirecTV Holdings LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B1,
 3.87%-3.92%, 3/6/10 1                                                                    2,333,334                    2,361,772
-----------------------------------------------------------------------------------------------------------------------------------
 F&W Publications, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.92%, 1/31/10 1,2                                                                       2,196,264                    2,211,363
-----------------------------------------------------------------------------------------------------------------------------------
 Fisher Broadcasting, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.60%, 2/28/10 1,2                                                                       1,311,142                    1,313,600
-----------------------------------------------------------------------------------------------------------------------------------
 Frontiervision Operating Partners LP, Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 3/31/06 1,2,5                                                                 2,000,000                    1,988,334
 Tranche B, 5.525%, 3/31/06 1,2                                                           4,997,894                    4,968,741
-----------------------------------------------------------------------------------------------------------------------------------
 GT Brands LLC, Sr. Sec. Credit Facilities Term Loan, Tranche A,
 8.877%-9%, 9/6/07 1,2                                                                    1,715,909                    1,666,577
-----------------------------------------------------------------------------------------------------------------------------------
 Insight Communications Co., Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 3.938%, 12/31/09 1                                                            1,500,000                    1,510,079
 Tranche B Add-On, 4%, 12/31/09 1                                                         1,500,000                    1,510,079
-----------------------------------------------------------------------------------------------------------------------------------
 Loews Cineplex Entertainment Corp., Sr. Sec. Credit Facilities Term Loan,
 4.688%, 3/31/07 1                                                                        3,758,498                    3,771,025
-----------------------------------------------------------------------------------------------------------------------------------
 Primedia, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 3.875%-3.938%, 6/30/09 1,2                                                               2,749,752                    2,719,504
-----------------------------------------------------------------------------------------------------------------------------------
 R.H. Donnelley Corp., Sr. Sec. Credit Facilities Term Loan, Tranche A,
 12/31/08 1,2,5                                                                           2,690,429                    2,714,210
-----------------------------------------------------------------------------------------------------------------------------------
 Rainbow Media Holdings LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche C, 3.44%, 12/19/09 1,2                                                           1,994,997                    2,013,907
-----------------------------------------------------------------------------------------------------------------------------------
 RCN Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 7%, 6/30/07 1,2                                                                 734,759                      715,165



11 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL                 MARKET VALUE
                                                                                             AMOUNT                   SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
 MEDIA Continued
 Regal Cinemas Corp., Sr. Sec. Credit Facilities Term Loan, Tranche D,
 3.688%, 6/30/09 1,2                                                                     $1,826,056                 $  1,849,261
-----------------------------------------------------------------------------------------------------------------------------------
 United Pan-Europe Communications NV, Sr. Sec. Credit Facilities
 Term Loan, Tranche C-2, 6.65%, 3/31/09 1,2,3                                             7,600,000                    7,581,000
                                                                                                                    ---------------
                                                                                                                      98,209,066

-----------------------------------------------------------------------------------------------------------------------------------
 SPECIALTY RETAIL--1.6%
 Hollywood Entertainment Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.60%, 1/20/08 1                                                              5,000,000                    5,039,845
-----------------------------------------------------------------------------------------------------------------------------------
 Oriental Trading Co., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 3.938%, 7/9/09 1,2                                                                       4,831,646                    4,861,844
                                                                                                                    ---------------
                                                                                                                       9,901,689

-----------------------------------------------------------------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--0.4%
 Levi Strauss & Co., Sr. Sec. Credit Facilities Term Loan, Tranche A,
 8.875%, 9/29/09 1,2                                                                      2,000,000                    2,068,334
-----------------------------------------------------------------------------------------------------------------------------------
 CONSUMER STAPLES--10.0%
-----------------------------------------------------------------------------------------------------------------------------------
 BEVERAGES--0.3%
 Dr Pepper/Seven-Up Cos., Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.61%, 12/19/10 1,2                                                           2,000,000                    2,028,334
-----------------------------------------------------------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--0.9%
 Pantry, Inc. (The), Sr. Sec. Credit Facilities Term Loan, Tranche B,
 6%, 4/14/07 1                                                                            4,831,051                    4,933,711
-----------------------------------------------------------------------------------------------------------------------------------
 Pathmark Stores, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.625%-5.688%, 7/15/07 1,2                                                                 546,168                      549,992
                                                                                                                    ---------------
                                                                                                                       5,483,703

-----------------------------------------------------------------------------------------------------------------------------------
 FOOD PRODUCTS--5.5%
 American Seafoods Group LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.42%, 3/31/09 1                                                              5,217,145                    5,241,603
-----------------------------------------------------------------------------------------------------------------------------------
 Atkins Nutritionals, Inc., Sr. Sec. Credit Facilities Term Loan,
 4.40%, 11/26/09 1                                                                        5,000,000                    5,031,250
-----------------------------------------------------------------------------------------------------------------------------------
 B&G Foods, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.36%-4.52%, 8/26/09 1,2                                                                 1,496,250                    1,513,083
-----------------------------------------------------------------------------------------------------------------------------------
 Birds Eye Foods, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 3.85%-3.913%, 6/30/08 1                                                                  2,817,044                    2,847,857
-----------------------------------------------------------------------------------------------------------------------------------
 Buffets, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.663%, 6/28/09 1                                                                        4,141,623                    4,156,118
-----------------------------------------------------------------------------------------------------------------------------------
 Del Monte Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 3.37%-3.42%, 12/20/10 1                                                                  2,765,308                    2,801,949


12 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                          PRINCIPAL                 MARKET VALUE
                                                                                             AMOUNT                   SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
 FOOD PRODUCTS Continued
 Dole Food Co., Sr. Sec. Credit Facilities Term Loan,
 Tranche C, 3.688%-5.50%, 9/28/08 1,2                                                    $  845,143                 $    858,613
-----------------------------------------------------------------------------------------------------------------------------------
 Land O'Lakes, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.68%, 10/11/08 1,2                                                                      2,809,862                    2,818,643
-----------------------------------------------------------------------------------------------------------------------------------
 Meow Mix, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
 4.67%-4.73%, 10/10/09 1,2                                                                2,981,250                    2,988,703
-----------------------------------------------------------------------------------------------------------------------------------
 Michael Foods, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche C,
 5.214%, 11/20/11 1,2                                                                     2,300,000                    2,356,063
-----------------------------------------------------------------------------------------------------------------------------------
 Nellson Nutraceutical, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.17%, 10/4/09 1,2                                                            2,962,500                    2,984,719
                                                                                                                    ---------------
                                                                                                                      33,598,601

-----------------------------------------------------------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--2.1%
 Jarden Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 3.92%, 4/24/08 1,2                                                                       1,995,000                    2,011,209
-----------------------------------------------------------------------------------------------------------------------------------
 Playpower, Inc., Sr. Sec. Credit Facilities Term Loan,
 5.42%, 2/1/10 1,2                                                                        1,850,000                    1,856,938
-----------------------------------------------------------------------------------------------------------------------------------
 Playtex Products, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche C, 4.62%-4.72%, 5/31/09 1,2                                                      4,979,798                    4,996,919
-----------------------------------------------------------------------------------------------------------------------------------
 Rayovac Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.85%-4.93%, 9/30/09 1,2                                                      1,621,451                    1,633,950
-----------------------------------------------------------------------------------------------------------------------------------
 SC Johnson Commercial Markets, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.87%-3.913%, 11/3/09 1,2                                                     2,310,982                    2,336,499
                                                                                                                    ---------------
                                                                                                                      12,835,515

-----------------------------------------------------------------------------------------------------------------------------------
 PERSONAL PRODUCTS--1.2%
 Bombardier Recreational Products Inc.,
 Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.902%, 12/18/10 1,2                                                          2,000,000                    2,023,750
-----------------------------------------------------------------------------------------------------------------------------------
 Norwood Promotional Products, Inc., Sr. Sec.
 Credit Facilities Term Loan:
 Tranche A, 6.50%, 2/28/05 1,2                                                            4,812,463                    4,499,653
 Tranche B, 2.20%, 2/28/05 1,2                                                            4,258,540                      574,903
 Tranche C, 2/28/05 1,2,5                                                                   182,832                        5,485
                                                                                                                    ---------------
                                                                                                                       7,103,791

-----------------------------------------------------------------------------------------------------------------------------------
 ENERGY--6.6%
-----------------------------------------------------------------------------------------------------------------------------------
 OIL & GAS--6.6%
 Alon USA, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 10%, 10/3/10 1                                                                6,000,000                    6,090,000
-----------------------------------------------------------------------------------------------------------------------------------
 Aquila Networks Canada Corp., Sr. Sec. Credit Facilities Term Loan,
 6.75%, 7/20/04 1,2                                                                       8,000,000                    8,010,000
-----------------------------------------------------------------------------------------------------------------------------------
 Aquila, Inc., Sr. Sec. Credit Facilities Term Loan,
 8%, 5/15/06 1,2                                                                          2,047,619                    2,119,286
-----------------------------------------------------------------------------------------------------------------------------------
 Basic Energy Services, Inc., Sr. Sec. Credit Facilities Term Loan,
 4.61%-4.63%, 10/29/09 1                                                                  4,964,285                    4,989,107


13 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL                 MARKET VALUE
                                                                                             AMOUNT                   SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
 OIL & GAS Continued
 Citgo Petroleum Corp.,
 Sr. Sec. Credit Facilities Term Loan, Tranche B,
 8.25%, 2/27/06 1,2                                                                      $2,000,000                 $  2,080,000
-----------------------------------------------------------------------------------------------------------------------------------
 Ferrell Cos., Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.228%, 6/17/06 1,2                                                                      5,064,162                    5,051,501
 ----------------------------------------------------------------------------------------------------------------------------------
 Magellan Midstream Partners LP, Sr. Sec. Credit Facilities Term Loan,
 Tranche A, 4.60%-4.67%, 6/17/08 1,2                                                      1,368,643                    1,385,751
 ----------------------------------------------------------------------------------------------------------------------------------
 Tesoro Petroleum Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 6.62%-6.67%, 4/15/08 1,2                                                      3,970,000                    4,100,680
-----------------------------------------------------------------------------------------------------------------------------------
 Veritas DGC, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 7%, 2/14/07 1                                                                            3,641,887                    3,630,506
-----------------------------------------------------------------------------------------------------------------------------------
 Western Refining Co., Sr. Sec. Credit Facilities Term Loan,
 6.163%, 8/29/08 1,2                                                                      2,940,000                    2,984,100
                                                                                                                    ---------------
                                                                                                                      40,440,931

-----------------------------------------------------------------------------------------------------------------------------------
 FINANCIALS--1.8%
-----------------------------------------------------------------------------------------------------------------------------------
 INSURANCE--1.3%
 Conseco, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor in Possession:
 Tranche A, 7.25%, 9/10/09 1,2                                                            5,384,615                    5,425,000
 Tranche B, 9.50%, 9/10/10 1,2                                                            1,615,385                    1,631,538
-----------------------------------------------------------------------------------------------------------------------------------
 USI Holding Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.12%, 8/11/08 1,2                                                                         995,000                    1,004,950
                                                                                                                    ---------------
                                                                                                                       8,061,488

-----------------------------------------------------------------------------------------------------------------------------------
 REAL ESTATE--0.5%
 CB Richard Ellis Services, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.36%-6.164%, 12/31/08 1,2                                                    2,975,000                    3,002,890
-----------------------------------------------------------------------------------------------------------------------------------
 HEALTH CARE--8.0%
-----------------------------------------------------------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
 Dade Behring Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.938%, 9/30/08 1,2                                                           1,696,785                    1,718,526
-----------------------------------------------------------------------------------------------------------------------------------
 Medex, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 4.11%-4.24%, 5/21/09 1,2                                                        995,000                    1,002,877
-----------------------------------------------------------------------------------------------------------------------------------
 Orthofix International NV, Sr. Sec. Credit Facilities Term Loan,
 3.91%, 12/30/08 1,2                                                                      5,500,000                    5,517,188
-----------------------------------------------------------------------------------------------------------------------------------
 Perkinelmer, Inc., Sr. Sec. Credit Facilities Term Loan,
 3.35%, 12/28/08 1,2                                                                      1,326,905                    1,339,620
                                                                                                                    ---------------
                                                                                                                       9,578,211

14 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                          PRINCIPAL                 MARKET VALUE
                                                                                             AMOUNT                   SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--5.7%
 Alderwoods Group, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 3.85%, 9/17/08 1,2                                                           $  844,489                 $    856,629
 Tranche B, 3.87%-5.656%, 9/17/08 1,2                                                     1,800,000                    1,825,875
-----------------------------------------------------------------------------------------------------------------------------------
 Beverly Enterprises, Inc., Sr. Sec. Credit Facilities
 Term Loan, Tranche B,
 4.37%-4.42%, 10/22/08 1,2                                                                  997,499                    1,008,722
-----------------------------------------------------------------------------------------------------------------------------------
 Concentra Operating Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.93%-4.94%, 6/30/09 1,2                                                      3,028,195                    3,066,996
-----------------------------------------------------------------------------------------------------------------------------------
 ConnectiCare, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.86%-5.249%, 10/30/09 1,2                                                               2,468,750                    2,494,980
-----------------------------------------------------------------------------------------------------------------------------------
 FHC Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 7.25%, 11/15/09 1,2                                                                      4,203,896                    4,261,700
-----------------------------------------------------------------------------------------------------------------------------------
 FHC Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
 Delayed Draw, 1%, 11/15/09 1,2                                                           1,071,429                    1,087,500
-----------------------------------------------------------------------------------------------------------------------------------
 HealthSouth Corp., Sr. Sec. Sub. Credit Facilities Term Loan, Tranche A,
 10.375%, 1/15/11 2                                                                       4,000,000                    4,120,000
-----------------------------------------------------------------------------------------------------------------------------------
 Iasis Healthcare Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.37%, 2/7/09 1,2                                                                        1,840,000                    1,863,576
-----------------------------------------------------------------------------------------------------------------------------------
 Insight Health Services Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.61%, 9/19/08 1,2                                                            2,485,173                    2,497,598
-----------------------------------------------------------------------------------------------------------------------------------
 Magellan Health Services, Inc., Sr. Sec. Credit Facilities Letter of
 Credit Term Loan, 1.10%, 8/15/08 1,2                                                     2,000,000                    2,035,000
-----------------------------------------------------------------------------------------------------------------------------------
 Magellan Health Services, Inc., Sr. Sec. Credit Facilities Term Loan,
 4.75%, 8/15/08 1,2                                                                       1,000,000                    1,017,500
-----------------------------------------------------------------------------------------------------------------------------------
 Oxford Health Plans, Inc., Sr. Sec. Credit Facilities Term Loan,
 3.419%-5.164%, 4/1/09 1,2                                                                2,985,000                    3,000,890
-----------------------------------------------------------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.93%, 6/3/08 1                                                               3,482,500                    3,523,855
-----------------------------------------------------------------------------------------------------------------------------------
 Team Health, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.469%, 9/27/08 1,2                                                                      2,284,556                    2,284,556
                                                                                                                    ---------------
                                                                                                                      34,945,377

-----------------------------------------------------------------------------------------------------------------------------------
 PHARMACEUTICALS--0.7%
 aaiPharma, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.40%-4.53%, 11/26/09 1,2                                                                2,925,000                    2,960,343
-----------------------------------------------------------------------------------------------------------------------------------
 Alpharma, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.35%-4.52%, 10/5/08 1,2                                                                 1,680,973                    1,687,487
                                                                                                                    ---------------
                                                                                                                       4,647,830

15 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL                 MARKET VALUE
                                                                                             AMOUNT                   SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
 INDUSTRIALS--17.9%
-----------------------------------------------------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--3.7%
 Communications & Power Industries., Sr. Sec. Credit Facilities Term Loan,
 4.10%, 8/6/10 1,2                                                                       $3,000,000                 $  3,045,000
-----------------------------------------------------------------------------------------------------------------------------------
 DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien
 Term Loan, 15%, 6/30/08 2                                                                6,000,000                    6,015,000
-----------------------------------------------------------------------------------------------------------------------------------
 DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 6.47%, 3/31/06 1,2                                                            1,500,000                    1,503,750
 Tranche D, 9.72%, 12/31/07 1,2                                                              83,973                       84,498
-----------------------------------------------------------------------------------------------------------------------------------
 Gate Gourmet International, Sr. Sec. Credit Facilities Term Loan,
 Tranche B1, 9.50%, 12/20/08 1,2                                                          3,465,000                    3,421,688
-----------------------------------------------------------------------------------------------------------------------------------
 Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.938%, 3/28/07 1,2                                                                      1,979,950                    1,991,499
-----------------------------------------------------------------------------------------------------------------------------------
 Titan Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 4.35%-5.918%, 6/30/09 1                                                       2,948,980                    2,956,047
 Tranche B, 5.918%, 6/30/09 1,2                                                               1,070                        1,072
-----------------------------------------------------------------------------------------------------------------------------------
 TransDigm, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.10%, 7/1/10 1,2                                                                          997,500                    1,010,124
-----------------------------------------------------------------------------------------------------------------------------------
 United Airlines, Inc., Sr. Sec Credit Facilities Term Loan, Debtor in
 Possession, 9.50%, 7/1/04 1,2                                                            2,816,727                    2,830,811
                                                                                                                    ---------------
                                                                                                                      22,859,489

-----------------------------------------------------------------------------------------------------------------------------------
 BUILDING PRODUCTS--1.2%
 Formica Corp., Sr. Sec. Credit Facilities Revolving Credit Loan,
 4.85%, 5/1/04 1,2                                                                        3,759,350                    3,651,269
-----------------------------------------------------------------------------------------------------------------------------------
 Formica Corp., Sr. Sec. Credit Facilities Term Loan, Tranche A1,
 4.85%, 4/30/06 1,2                                                                         587,732                      570,834
-----------------------------------------------------------------------------------------------------------------------------------
 Masonite International Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche C, 3.875%-3.938%, 8/31/08 1,2                                                    2,390,172                    2,406,305
 Tranche C2, 8/31/08 1,2,5                                                                1,000,000                    1,007,500
                                                                                                                    ---------------
                                                                                                                       7,635,908

-----------------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--7.1%
 Allied Waste Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.90%-3.93%, 1/15/10 1                                                        2,824,249                    2,870,497
-----------------------------------------------------------------------------------------------------------------------------------
 Environmental Systems Products, Inc., Sr. Sec. Credit Facilities 1st Lien
 Term Loan, 5.62%-5.663%, 11/6/08 1,2                                                     2,893,243                    2,911,327
-----------------------------------------------------------------------------------------------------------------------------------
 Environmental Systems Products, Inc., Sr. Sec. Credit Facilities 2nd Lien
 Term Loan, 11.153%-11.213%, 11/6/10 1,2                                                  2,000,000                    2,025,000
-----------------------------------------------------------------------------------------------------------------------------------
 Global eXchange Services, Inc., Sr. Sec. Credit Facilities Term Loan,
 8.137%, 3/21/07 1,2                                                                      1,000,000                    1,006,250
-----------------------------------------------------------------------------------------------------------------------------------
 IESI Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.25%-4.325%, 9/30/10 1,2                                                                3,990,000                    4,039,875
-----------------------------------------------------------------------------------------------------------------------------------
 Outsourcing Solutions, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche A, 12/10/05 2,3,4                                                                5,000,000                    3,300,000



16 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                          PRINCIPAL                 MARKET VALUE
                                                                                             AMOUNT                   SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES Continued
 Relizon Co., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.92%-5.94%, 2/15/08 1,2                                                                $3,354,628                 $  3,311,997
-----------------------------------------------------------------------------------------------------------------------------------
 Safelite Glass Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 4.62%, 12/17/07 1,2                                                           1,315,954                    1,302,795
 Tranche B, 5.12%, 12/17/07 1,2                                                           2,115,296                    2,083,566
-----------------------------------------------------------------------------------------------------------------------------------
 Southwest Student Services Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche I, 2/28/06 1,2,5                                                                 6,592,500                    6,427,688
-----------------------------------------------------------------------------------------------------------------------------------
 Transaction Network Services, Inc., Sr. Sec. Credit
 Facilities Term Loan:
 Tranche A, 4.938%, 3/30/05 1,2                                                           1,031,443                    1,029,509
 Tranche B, 5.438%, 3/30/07 1,2                                                           3,681,444                    3,674,541
-----------------------------------------------------------------------------------------------------------------------------------
 U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche C, 4.67%, 1/10/09 1,2                                                            2,521,512                    2,537,271
-----------------------------------------------------------------------------------------------------------------------------------
 Wackenhut Corrections Corp. Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.10%, 7/9/09 1,2                                                               975,000                      985,969
-----------------------------------------------------------------------------------------------------------------------------------
 Washington Group International, Inc., Sr. Sec. Revolving Credit
 Linked CD, Tranche B, 6.784%, 9/10/07 1,2                                                6,000,000                    6,045,000
                                                                                                                    ---------------
                                                                                                                      43,551,285

-----------------------------------------------------------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--0.2%
 Walter Industries, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.36%-5.413%, 4/15/10 1                                                                  1,355,222                    1,363,270
-----------------------------------------------------------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.1%
 General Cable Corp., Sr. Sec. Credit Facilities Revolving Credit Loan,
 Tranche 2, 0.50%, 5/27/05 1,2                                                              378,278                      376,978
-----------------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--3.6%
 Gentek, Inc., Sr. Sec. Credit Facilities Term Loan, 6%, 10/31/07 1                       5,008,900                    5,035,513
-----------------------------------------------------------------------------------------------------------------------------------
 Joan Fabrics Corp., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 5.188%, 8/28/05 1,2                                                             722,019                      693,138
 Tranche C, 5.438%, 8/28/06 1,2                                                             493,736                      473,987
-----------------------------------------------------------------------------------------------------------------------------------
 Sensus Metering System, Sr. Sec. Credit Facilities Term Loan:
 Tranche B2, 4.10%-4.17%, 12/17/10 1,2                                                      717,392                      724,566
 Tranche B1, 4.10%-4.17%, 12/17/10 1,2                                                    4,782,608                    4,830,434
-----------------------------------------------------------------------------------------------------------------------------------
 Thermadyne Holdings Corp., Sr. Sec. Credit Facilities Term Loan,
 5.78%, 3/31/08 1,2                                                                       6,000,000                    6,004,998
-----------------------------------------------------------------------------------------------------------------------------------
 Xerox Corp., Sr. Sec. Credit Facilities Term Loan, 3.42%, 9/30/08 1                      4,500,000                    4,552,736
                                                                                                                    ---------------
                                                                                                                      22,315,372

-----------------------------------------------------------------------------------------------------------------------------------
 MACHINERY--0.7%
 Trinity Industries, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.406%-4.438%, 6/4/07 1                                                                  4,091,667                    4,114,683


17 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL                 MARKET VALUE
                                                                                             AMOUNT                   SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
 ROAD & RAIL--1.3%
 Amsted Industries, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.12%-5.16%, 8/19/10 1                                                                 $ 2,985,000                 $  3,004,122
-----------------------------------------------------------------------------------------------------------------------------------
 Helm Holding Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.62%-4.672%, 10/20/06 1,2                                                               2,276,077                    2,247,626
-----------------------------------------------------------------------------------------------------------------------------------
 RailAmerica, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 3.688%, 12/31/06 1                                                                       2,424,031                    2,449,180
                                                                                                                    ---------------
                                                                                                                       7,700,928

-----------------------------------------------------------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--2.0%
-----------------------------------------------------------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--1.5%
 Amkor Technology, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 6.885%, 1/31/06 1,2                                                                        992,500                    1,006,664
-----------------------------------------------------------------------------------------------------------------------------------
 Transcore, Inc., Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 4.37%-5.75%, 10/10/06 1,2                                                     1,373,959                    1,387,699
 Tranche C, 4.37%-5.656%, 12/10/07 1,2                                                    3,000,000                    3,030,000
-----------------------------------------------------------------------------------------------------------------------------------
 Viasystems Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 6.47%, 9/30/08 1,2                                                                       3,513,239                    3,553,862
                                                                                                                    ---------------
                                                                                                                       8,978,225

-----------------------------------------------------------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
 ON Semiconductor Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche E, 4.44%, 11/25/08 1,2                                                           3,000,000                    3,013,125
-----------------------------------------------------------------------------------------------------------------------------------
 MATERIALS--11.2%
-----------------------------------------------------------------------------------------------------------------------------------
 CHEMICALS--4.5%
 FMC Corp., Sr. Sec. Credit Facilities Term Loan, 3.60%, 10/21/07 1,2                     1,980,000                    2,005,245
-----------------------------------------------------------------------------------------------------------------------------------
 Hercules, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 3.62%-3.67%, 5/15/07 1                                                                   3,962,482                    3,990,547
-----------------------------------------------------------------------------------------------------------------------------------
 Huntsman Co. LLC, Sr. Sec. Credit Facilities Term Loan:
 Tranche A, 5.938%-6%, 3/31/07 1,2                                                        5,048,484                    4,983,272
 Tranche B, 9.50%, 3/31/07 1,2                                                            3,822,248                    3,772,876
-----------------------------------------------------------------------------------------------------------------------------------
 Huntsman ICI Chemicals LLC, Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 5.438%-5.50%, 6/30/07 1                                                       3,601,050                    3,641,112
 Tranche C, 5.75%, 6/30/08 1                                                              3,601,050                    3,644,313
-----------------------------------------------------------------------------------------------------------------------------------
 Messer Griesheim Holding AG, Sr. Sec. Credit Facilities Term Loan:
 Tranche B2, 3.896%, 4/28/09 1,2                                                            360,713                      363,718
 Tranche C, 4.396%, 4/28/10 1,2                                                             883,698                      891,062
-----------------------------------------------------------------------------------------------------------------------------------
 Polymer Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche C,
 11.836%, 12/20/05 1,2                                                                    1,991,242                    2,006,800
-----------------------------------------------------------------------------------------------------------------------------------
 Rockwood Specialties, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche C, 3.87%, 7/23/10 1,2                                                            1,492,500                    1,500,895
-----------------------------------------------------------------------------------------------------------------------------------
 Westlake Chemical Corp., Sr. Sec. Credit Facilities Term Loan,
 4.913%-6.658%, 7/31/10 1,2                                                                 995,000                    1,009,303
                                                                                                                    ---------------
                                                                                                                      27,809,143

18 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                          PRINCIPAL                 MARKET VALUE
                                                                                             AMOUNT                   SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
 CONSTRUCTION MATERIALS--0.4%
 Building Materials Holding Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.438%, 8/13/10 1,2                                                         $ 2,487,500                 $  2,496,828
-----------------------------------------------------------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--3.4%
 Berry Plastics Corp., Sr. Sec. Credit Facilities Term Loan, Tranche C,
 3.67%, 8/31/10 1                                                                         2,447,591                    2,472,067
-----------------------------------------------------------------------------------------------------------------------------------
 Consolidated Container Co., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.438%, 6/30/07 1,2                                                           1,845,143                    1,803,627
-----------------------------------------------------------------------------------------------------------------------------------
 Crown Cork & Seal Co., Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.17%, 8/26/08 1                                                              4,750,000                    4,815,313
-----------------------------------------------------------------------------------------------------------------------------------
 Graphic Packaging Corp., Sr. Sec. Credit Facilities
 Term Loan, Tranche B,
 3.92%-3.93%, 8/8/10 1,2                                                                  2,985,000                    3,031,640
-----------------------------------------------------------------------------------------------------------------------------------
 Kerr Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 4.61%, 8/13/10 1,2                                                                       2,938,953                    2,963,444
-----------------------------------------------------------------------------------------------------------------------------------
 Owens-Illinois, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 3.88%, 5/21/08 1,2                                                                       5,000,000                    5,048,960
-----------------------------------------------------------------------------------------------------------------------------------
 Tekni-Plex, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.125%, 6/21/08 1,2                                                                        350,109                      352,151
                                                                                                                    ---------------
                                                                                                                      20,487,202

-----------------------------------------------------------------------------------------------------------------------------------
 METALS & MINING--1.6%
 International Steel Group, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 5.10%, 5/7/07 1,2                                                             6,178,737                    6,178,737
-----------------------------------------------------------------------------------------------------------------------------------
 Ispat Inland LP, Sr. Sec. Credit Facilities Term Loan:
 Tranche B, 4.913%, 7/16/05 1,2                                                           1,976,828                    1,919,169
 Tranche C, 4.913%, 7/16/06 1,2                                                           1,976,828                    1,919,169
                                                                                                                    ---------------
                                                                                                                      10,017,075

-----------------------------------------------------------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--1.3%
 Grant Forest Products Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 3.85%, 10/12/08 1,2                                                           1,668,188                    1,676,529
-----------------------------------------------------------------------------------------------------------------------------------
 SP Newsprint Co., Sr. Sec. Credit Facilities Letter of Credit Term Loan,
 Tranche B2, 4.11%, 1/8/10 1,2                                                            3,866,667                    3,924,667
-----------------------------------------------------------------------------------------------------------------------------------
 SP Newsprint Co., Sr. Sec. Credit Facilities Term Loan, Tranche B1,
 4.10%, 1/8/10 1,2                                                                        2,133,333                    2,165,333
                                                                                                                    ---------------
                                                                                                                       7,766,529

-----------------------------------------------------------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--9.5%
-----------------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--4.0%
 360 Americas, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche D,
 9/30/05 2,3,4                                                                            4,612,906                      484,355
-----------------------------------------------------------------------------------------------------------------------------------
 Cincinnati Bell, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche D,
 3.68%, 10/31/08 1,2                                                                      2,992,500                    3,031,777
-----------------------------------------------------------------------------------------------------------------------------------
 IPC Acquisition Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.10%, 8/29/08 1,2                                                                       1,995,000                    2,021,184


19 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL                 MARKET VALUE
                                                                                             AMOUNT                   SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES Continued
 NTELOS, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.10%, 7/25/08 1,2                                                                     $ 4,885,277                  $ 4,811,998
-----------------------------------------------------------------------------------------------------------------------------------
 Qwest Corp., Sr. Sec. Credit Facilities Term Loan, Tranche A,
 6.50%, 6/30/07 1,2                                                                       3,500,000                    3,679,375
-----------------------------------------------------------------------------------------------------------------------------------
 Qwest Services Corp., Sr. Sec. Credit Facilities Revolving
 Credit Loan,
 4.60%, 5/3/05 1,2                                                                        4,336,827                    4,333,574
-----------------------------------------------------------------------------------------------------------------------------------
 Worldcom, Inc., Sr. Sec. Credit Facilities Revolving
 Credit Loan, 6/7/04 1,2,3,4                                                             15,000,000                    5,437,500
-----------------------------------------------------------------------------------------------------------------------------------
 XO Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
 7.12%, 7/15/09 1,2                                                                       1,024,703                    1,024,703
                                                                                                                    ---------------
                                                                                                                      24,824,466

-----------------------------------------------------------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--5.5%
 American Tower Corp., Sr. Sec. Credit Facilities Term Loan, Tranche C,
 3.35%, 12/31/07 1,2                                                                        978,434                      990,206
-----------------------------------------------------------------------------------------------------------------------------------
 Centennial Cellular Operating Co., Sr. Sec. Credit
 Facilities Term Loan:
 Tranche B, 4.42%-4.45%, 5/31/07 1,2                                                        396,408                      397,931
 Tranche C, 4.68%-4.71%, 11/30/07 1,2                                                       374,756                      376,194
-----------------------------------------------------------------------------------------------------------------------------------
 Crown Castle International Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.66%, 9/30/10 1                                                              3,310,038                    3,380,376
-----------------------------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.37%-4.43%, 3/31/10 1                                                        3,990,000                    4,048,916
-----------------------------------------------------------------------------------------------------------------------------------
 Microcell Solutions, Inc., Sr. Sec. Credit Facilities
 Term Loan, Tranche B,
 5.10%, 12/31/08 1,2                                                                      7,926,111                    7,898,869
-----------------------------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche E, 3.438%, 12/12/10 1                                                            8,000,000                    8,105,624
-----------------------------------------------------------------------------------------------------------------------------------
 Pinnacle Towers, Inc., Sr. Sec. Credit Facilities Term Loan,
 5.60%, 10/31/05 1,2                                                                      5,199,445                    5,213,525
-----------------------------------------------------------------------------------------------------------------------------------
 SpectraSite Communications, Inc., Sr. Sec. Credit Facilities
 Term Loan, Tranche B, 4.24%, 12/31/07 1,2                                                2,623,551                    2,660,937
-----------------------------------------------------------------------------------------------------------------------------------
 TSI Telecommunication Services, Inc., Sr. Sec. Credit
 Facilities Term Loan,
 Tranche B, 5.67%-5.74%, 12/31/06 1,2                                                       342,751                      343,180
                                                                                                                    ---------------
                                                                                                                      33,415,758

-----------------------------------------------------------------------------------------------------------------------------------
 UTILITIES--12.7%
-----------------------------------------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--11.9%
 AES Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
 5.19%-5.32%, 7/25/08 1                                                                   4,000,000                    4,055,931
-----------------------------------------------------------------------------------------------------------------------------------
 Allegheny Energy Supply Co. LLC, Sr. Sec. Credit Facilities Term Loan,
 Tranche A1, 7.10%, 9/30/04 1,2                                                           5,000,000                    5,017,970
-----------------------------------------------------------------------------------------------------------------------------------
 Allegheny Energy Supply Co. LLC, Sr. Sec. Credit Facilities Term Loan,
 7.10%, 4/18/05 1,2                                                                       1,489,868                    1,495,223
-----------------------------------------------------------------------------------------------------------------------------------
 Calpine Construction Finance Co. II, LLC, Sr. Sec. Credit Facilities
 Revolving Credit Loan, 1.50%-2.634%, 11/16/04 1,2                                        5,000,000                    4,927,085


20 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                                                          PRINCIPAL                 MARKET VALUE
                                                                                             AMOUNT                   SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES Continued
 Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities 1st Lien
 Term Loan, 7.50%, 8/26/09 1,2                                                          $ 3,000,000                  $ 3,211,875
-----------------------------------------------------------------------------------------------------------------------------------
 Calpine Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
 6.87%, 7/16/07 1                                                                         5,474,994                    5,425,379
-----------------------------------------------------------------------------------------------------------------------------------
 Centerpoint Energy, Inc., Sr. Sec. Credit Facilities Term Loan,
 4.68%, 10/7/06 1                                                                         6,482,432                    6,635,716
-----------------------------------------------------------------------------------------------------------------------------------
 Edison Mission Energy, Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 7%, 11/19/06 1,2                                                              8,000,000                    8,088,336
-----------------------------------------------------------------------------------------------------------------------------------
 Mirant Americas Generation, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 1.119%, 10/20/04 1,2                                                          4,000,000                    3,350,000
-----------------------------------------------------------------------------------------------------------------------------------
 NRG Energy, Inc., Sr. Sec. Credit Facilities
 Term Loan, 5.50%, 5/8/10 1,2                                                             1,860,417                    1,926,307
-----------------------------------------------------------------------------------------------------------------------------------
 NRG Energy, Inc., Sr. Sec. Credit Linked CD,
 1.07%, 5/8/10 1,2                                                                        1,041,667                    1,078,559
-----------------------------------------------------------------------------------------------------------------------------------
 Orion Power MidWest LP, Sr. Sec. Credit Facilities Term Loan,
 3.87%-3.98%, 10/28/05 1,2                                                                2,705,018                    2,698,256
-----------------------------------------------------------------------------------------------------------------------------------
 Quanta Services, Inc., Sr. Sec. Credit Facilities Term Loan,
 4.12%-4.16%, 1/1/05 1,2                                                                  4,000,000                    4,037,500
-----------------------------------------------------------------------------------------------------------------------------------
 Reliant Resources, Inc., Sr. Sec. Credit Facilities Term Loan,
 Tranche A, 5.228%-5.35%, 3/15/07 1,2                                                     7,990,595                    7,880,725
-----------------------------------------------------------------------------------------------------------------------------------
 Ripon Cogeneration, Sr. Sec. Credit Facilities
 Term Loan, 8.25%, 1/14/11 1,2                                                            4,000,000                    4,060,000
-----------------------------------------------------------------------------------------------------------------------------------
 Sierra Pacific Power Co., Sr. Sec. Credit Facilities Term Loan,
 10.50%, 10/31/05 1,2                                                                       987,500                    1,002,313
-----------------------------------------------------------------------------------------------------------------------------------
 Tucson Electric Power Co., Sr. Sec. Credit
 Facilities Letter of Credit Term Loan:
 Tranche A, 4.25%, 1/31/06 1,2                                                            3,000,000                    3,011,250
 Tranche B, 6.60%, 11/14/06 1,2                                                           2,000,000                    2,013,750
-----------------------------------------------------------------------------------------------------------------------------------
 Williams Production RMT Co., Sr. Sec. Credit Facilities Term Loan,
 Tranche B, 4.86%, 5/30/07 1,2                                                            2,985,000                    3,026,044
                                                                                                                    ---------------
                                                                                                                      72,942,219

-----------------------------------------------------------------------------------------------------------------------------------
 GAS UTILITIES--0.8%
 Nui Corp., Sr. Sec. Credit Facilities Term Loan,
 8%, 11/22/04 1,2                                                                         3,762,295                    3,806,972
-----------------------------------------------------------------------------------------------------------------------------------
 Nui Utilities, Inc., Sr. Sec. Credit Facilities
 Term Loan, 7%, 11/22/04 1,2                                                                737,705                      746,465
                                                                                                                    ---------------
                                                                                                                       4,553,437
                                                                                                                    ---------------
 Total Corporate Loans (Cost $654,491,230)                                                                           662,494,082


21 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL                 MARKET VALUE
                                                                                             AMOUNT                   SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
 CORPORATE BONDS AND NOTES--3.4%
-----------------------------------------------------------------------------------------------------------------------------------
 Advanstar Communications, Inc., 10.75% Sr. Sec. Nts., 8/15/10 6                        $ 2,000,000                 $  2,220,000
-----------------------------------------------------------------------------------------------------------------------------------
 Healthsouth Corp., 7.625% Nts., 6/1/12                                                   3,000,000                    2,917,500
-----------------------------------------------------------------------------------------------------------------------------------
 Superior Essex, Inc., 9.50% Sr. Sec. Nts., 11/15/08 2                                    4,749,198                    4,755,135
-----------------------------------------------------------------------------------------------------------------------------------
 Tenet Healthcare Corp.:
 5% Sr. Nts., 7/1/07                                                                      3,000,000                    2,805,000
 5.375% Sr. Unsec. Nts., 11/15/06                                                         1,000,000                      960,000
-----------------------------------------------------------------------------------------------------------------------------------
 Unova, Inc.:
 6.875% Unsec. Nts., 3/15/05                                                              2,500,000                    2,537,500
 7% Unsec. Nts., 3/15/08                                                                  5,000,000                    4,875,000
                                                                                                                    ---------------
 Total Corporate Bonds and Notes (Cost $20,944,378)                                                                   21,070,135

                                                                                             SHARES
-----------------------------------------------------------------------------------------------------------------------------------
 PREFERRED STOCKS--0.0%
-----------------------------------------------------------------------------------------------------------------------------------
 Superior TeleCom, Inc., 9.50% Cv., Series A, Non-Vtg. 2,4 (Cost $60,318)                    60,318                       52,175

-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $675,495,922)                                              111.6%                 683,616,392
-----------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                                                        (11.6)                 (71,391,096)
                                                                                        -------------------------------------------
 NET ASSETS                                                                                   100.0%                $612,225,296
                                                                                        ===========================================

FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Represents the current interest rate for a variable or increasing rate security.
2. Identifies issues considered to be illiquid or restricted. See Note 5 of Notes to Financial Statements.
3. Issue is in default. See Note 1 of Notes to Financial Statements.
4. Non-income producing security.
5. This Senior Loan will settle after February 29, 2004, at which time the interest rate will be determined.
6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,220,000 or 0.36% of the Fund's net assets as of January 31, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 22 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED
-------------------------------------------------------------------------------

JANUARY 31, 2004

-----------------------------------------------------------------------------------------------
 ASSETS
-----------------------------------------------------------------------------------------------
 Investments, at value (cost $675,495,922)--see
 accompanying statement                                                         $683,616,392
-----------------------------------------------------------------------------------------------
 Cash                                                                              2,600,174
-----------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                  9,328,168
 Interest and principal paydowns                                                   3,128,853
 Other                                                                                 4,697
-----------------------------------------------------------------------------------------------
 Total assets                                                                    698,678,284

-----------------------------------------------------------------------------------------------
 LIABILITIES
-----------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                            68,074,055
 Shares of beneficial interest redeemed                                           12,515,439
 Notes payable to bank (interest rate 1.8125% at January 31, 2004)                 5,200,000
 Dividends                                                                           184,602
 Distribution and service plan fees                                                  126,803
 Shareholder communications                                                           71,127
 Transfer and shareholder servicing agent fees                                        43,526
 Trustees' compensation                                                                  770
 Other                                                                               236,666
                                                                               ----------------
 Total liabilities                                                                86,452,988

-----------------------------------------------------------------------------------------------
 NET ASSETS                                                                     $612,225,296
                                                                               ================

-----------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------
 Par value of shares of beneficial interest                                     $     64,503
-----------------------------------------------------------------------------------------------
 Additional paid-in capital                                                      649,117,024
-----------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                     (41,991)
-----------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                    (45,034,710)
-----------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                        8,120,470
                                                                               ----------------
 NET ASSETS                                                                     $612,225,296
                                                                               ================

 23 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED / CONTINUED
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $110,090,700 and 11,607,438 shares of beneficial interest outstanding)                $9.48
 Maximum offering price per share (net asset value
 plus sales charge of 3.50% of offering price)                                         $9.82
-----------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $191,034,798
 and 20,132,776 shares of beneficial interest outstanding)                             $9.49
-----------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $311,099,798
 and 32,762,660 shares of beneficial interest outstanding)                             $9.50

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 24 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF OPERATIONS  UNAUDITED
--------------------------------------------------------------------------------

 FOR THE SIX MONTHS ENDED JANUARY 31, 2004
--------------------------------------------------------------------------------
 INVESTMENT INCOME
--------------------------------------------------------------------------------
 Interest                                                          $15,449,931

--------------------------------------------------------------------------------
 EXPENSES
--------------------------------------------------------------------------------
 Management fees                                                     1,864,446
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                94,398
 Class B                                                               664,902
 Class C                                                               975,597
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                30,266
 Class B                                                               110,071
 Class C                                                               123,722
--------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                   632
 Class B                                                                 1,971
 Class C                                                                 2,527
--------------------------------------------------------------------------------
 Legal, auditing and other professional fees                           218,491
--------------------------------------------------------------------------------
 Interest expense                                                      152,468
--------------------------------------------------------------------------------
 Custodian fees and expenses                                            66,973
--------------------------------------------------------------------------------
 Trustees' compensation                                                  7,443
--------------------------------------------------------------------------------
 Other                                                                  34,456
                                                                 ---------------
 Total expenses                                                      4,348,363
 Less reimbursement of management fees                                (514,185)
 Less voluntary waiver of transfer and
 shareholder servicing agent fees--Class A                                 (48)
 Less voluntary waiver of transfer and
 shareholder servicing agent fees--Class B                              (1,100)
 Less voluntary waiver of transfer and
 shareholder servicing agent fees--Class C                                (592)
                                                                 ---------------
 Net expenses                                                        3,832,438

--------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                              11,617,493

--------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
 Net realized gain on investments                                    5,611,698
--------------------------------------------------------------------------------
 Net change in unrealized appreciation
 (depreciation) on investments                                       8,196,579

--------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                   $25,425,770
                                                                 ===============


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 25 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                          SIX MONTHS                        YEAR
                                                               ENDED                       ENDED
                                                    JANUARY 31, 2004                    JULY 31,
                                                         (UNAUDITED)                        2003
--------------------------------------------------------------------------------------------------
 OPERATIONS
--------------------------------------------------------------------------------------------------
 Net investment income                                  $ 11,617,493                $ 23,594,266
--------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                  5,611,698                 (16,344,678)
--------------------------------------------------------------------------------------------------
 Net change in unrealized
 appreciation (depreciation)                               8,196,579                  20,205,808
                                                      --------------------------------------------
 Net increase in net assets
 resulting from operations                                25,425,770                  27,455,396

--------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                  (1,910,368)                 (1,876,986)
 Class B                                                  (3,924,177)                 (7,813,161)
 Class C                                                  (5,783,066)                (10,146,654)

--------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting
 from beneficial interest transactions:
 Class A                                                  63,929,225                   9,320,515
 Class B                                                  29,286,228                 (22,819,466)
 Class C                                                  96,684,086                 (32,377,906)

--------------------------------------------------------------------------------------------------
 NET ASSETS
--------------------------------------------------------------------------------------------------
 Total increase (decrease)                               203,707,698                 (38,258,262)
--------------------------------------------------------------------------------------------------
 Beginning of period                                     408,517,598                 446,775,860
                                                      --------------------------------------------
 End of period (including accumulated net investment
 loss of $41,991 and $41,873, respectively)             $612,225,296                $408,517,598
                                                      ============================================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 26 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF CASH FLOWS  UNAUDITED
--------------------------------------------------------------------------------

 FOR THE SIX MONTHS ENDED JANUARY 31, 2004
--------------------------------------------------------------------------------
 CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------
 Net increase in net assets from operations                       $  25,425,770
--------------------------------------------------------------------------------
 Adjustments to reconcile net increase in net assets from
 operations to net cash used in operating activities:
 Purchase of investment securities                                 (668,417,546)
 Proceeds from disposition of investment securities                 472,133,672
 Increase in interest receivable                                     (1,416,973)
 Decrease in receivable for securities sold                           4,621,728
 Increase in other assets                                                (2,120)
 Increase in payable for securities purchased                         1,171,502
 Decrease in accrued expenses                                           (39,809)
 Premium amortization                                                   120,561
 Discount amortization                                               (1,377,784)
 Realized gain on securities                                         (5,611,698)
 Net change in unrealized appreciation on securities                 (8,196,579)
                                                                  --------------
 Net cash used in operating activities                             (181,589,276)

--------------------------------------------------------------------------------
 CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------
 Proceeds from issuance of debt                                     199,300,000
 Payments on outstanding debt                                      (194,100,000)
 Proceeds from shares sold                                          222,193,361
 Payment on shares redeemed                                         (40,554,922)
 Cash distributions paid                                             (3,777,351)
                                                                  --------------
 Net cash provided by financing activities                          183,061,088
--------------------------------------------------------------------------------
 Net increase in cash                                                 1,471,812
--------------------------------------------------------------------------------
 Cash, beginning balance                                              1,128,362
                                                                  --------------
 Cash, ending balance                                             $   2,600,174
                                                                  ==============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 27 | OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                     SIX MONTHS                                                            YEAR
                                                          ENDED                                                           ENDED
                                               JANUARY 31, 2004                                                        JULY 31,
CLASS A                                             (UNAUDITED)            2003            2002            2001          2000 1
-----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                     $9.24           $9.03           $9.51           $9.96          $10.00
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .23             .55             .54             .80             .71
 Net realized and unrealized gain (loss)                    .24             .14            (.50)           (.46)           (.04)
                                                         --------------------------------------------------------------------------
 Total from investment operations                           .47             .39             .04             .34             .67
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.23)           (.48)           (.52)           (.79)           (.71)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $9.48           $9.24           $9.03           $9.51          $ 9.96
                                                         ==========================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                        5.19%           7.91%           0.44%           3.52%           6.94%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)              $110,091         $44,028         $33,905         $44,985         $22,421
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $ 76,503         $35,298         $41,195         $41,457         $ 6,600
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                     4.95%           6.23%           5.84%           8.11%           8.30%
 Total expenses                                            1.23%           1.39%           1.42%           1.20%           1.26%
 Expenses after expense reimbursement or
 fee waiver and reduction to custodian expenses            1.03%           1.19%           1.22%           1.00%           0.87%
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     81%              9%             92%             47%             62%


1. For the period from September 8, 1999 (commencement of operations) to July 31, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28 | OPPENHEIMER SENIOR FLOATING RATE FUND

                                                     SIX MONTHS                                                            YEAR
                                                          ENDED                                                           ENDED
                                               JANUARY 31, 2004                                                        JULY 31,
CLASS B                                             (UNAUDITED)            2003            2002            2001          2000 1
-----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                     $9.24           $9.04           $9.51           $9.97          $10.00
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .21             .52             .49             .76             .67
 Net realized and unrealized gain (loss)                    .25             .11            (.49)           (.47)           (.03)
                                                         --------------------------------------------------------------------------
 Total from investment operations                           .46             .63              --             .29             .64
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.21)           (.43)           (.47)           (.75)           (.67)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $9.49           $9.24           $9.04           $9.51          $ 9.97
                                                         ==========================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                        5.02%           7.21%           0.05%           2.96%           6.56%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)              $191,035        $157,057        $176,760        $220,328         $98,343
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $176,139        $163,238        $206,869        $177,025         $49,122
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                     4.42%           5.70%           5.33%           7.56%           7.80%
 Total expenses                                            1.78%           1.93%           1.92%           1.64%           1.76%
 Expenses after expense reimbursement or
 fee waiver and reduction to custodian expenses            1.58%           1.73%           1.72%           1.44%           1.37%
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     81%              9%             92%             47%             62%


1. For the period from September 8, 1999 (commencement of operations) to July 31, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

29 | OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS  CONTINUED
-------------------------------------------------------------------------------

                                                     SIX MONTHS                                                            YEAR
                                                          ENDED                                                           ENDED
                                               JANUARY 31, 2004                                                        JULY 31,
CLASS C                                             (UNAUDITED)            2003            2002            2001          2000 1
-----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                     $9.25           $9.04           $9.51           $9.97          $10.00
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .21             .52             .50             .76             .67
 Net realized and unrealized gain (loss)                    .25             .12            (.50)           (.47)           (.04)
                                                         --------------------------------------------------------------------------
 Total from investment operations                           .46             .64              --             .29             .63
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.21)           (.43)           (.47)           (.75)           (.66)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $9.50           $9.25           $9.04           $9.51          $ 9.97
                                                         ==========================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                        5.03%           7.35%           0.05%           2.96%           6.51%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)              $311,100        $207,433        $236,111        $350,126        $194,933
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $258,740        $210,987        $303,123        $323,725        $ 82,761
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                     4.43%           5.73%           5.37%           7.60%           7.79%
 Total expenses                                            1.75%           1.91%           1.92%           1.65%           1.77%
 Expenses after expense reimbursement or
 fee waiver and reduction to custodian expenses            1.55%           1.71%           1.72%           1.45%           1.38%
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     81%              9%             92%             47%             62%


1. For the period from September 8, 1999 (commencement of operations) to July 31, 2000.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Senior Floating Rate Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund seeks as high a level of current income and preservation of capital as is consistent with investing primarily in senior floating rate loans and other debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to an Early Withdrawal Charge. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the beginning of the month in which you purchase them.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 WHEN-ISSUED AND DELAYED DELIVERY SECURITY TRANSACTIONS. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on such interests or securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such interest or securities. These transactions are subject to market fluctuation; the value of the interests in Senior Loans and other portfolio debt securities at delivery may be more or less than their purchase prices, and yields generally available

31 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 on such interests or securities when delivery occurs may be higher or lower than yields on the interest or securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the Fund engages in "when issued" and "delayed delivery" purchases, it will do so for the purpose of acquiring interest or securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage.
--------------------------------------------------------------------------------
 SENIOR LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans.
    Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning the Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
    As of January 31, 2004, securities with an aggregate market value of $662,494,087, representing 108.2% of the Fund's net assets were comprised of Senior Loans, of which $513,691,031, representing 83.91% of net assets, were illiquid.
--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2004, securities with an aggregate market value of $16,802,855, representing 2.74% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale

 32 | OPPENHEIMER SENIOR FLOATING RATE FUND
 price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of January 31, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $44,943,695 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2004 and the year ended July 31, 2003, the Fund used $5,611,698 and $0, respectively, of carryforward to offset capital gains realized.

 As of July 31, 2003, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              EXPIRING
                              --------------------------------
                              2009                 $     2,975
                              2010                  14,893,083
                              2011                  26,003,298
                                                   -----------
                              Total                $40,899,356
                                                   ===========

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

33 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has adopted the following fundamental policies concerning periodic repurchase offers:

 o The Fund will make periodic Repurchase Offers, pursuant to Rule 23c-3 under the Investment Company Act of 1940 (as that rule may be amended from time to time).

 o Repurchase offers shall be made at periodic intervals of three months between Repurchase Request Deadlines. The Deadlines will be at the time on a regular business day (normally the last regular business day) in the months of January, April, July and October to be determined by the Fund's Board of Trustees.

 o The Repurchase Pricing Date for a particular Repurchase Offer shall be not more than 14 days after the Repurchase Request Deadline for the Repurchase Offer. If that day is not a normal business day, then the Repurchase Pricing Date will be the following regular business day.
 Each quarter, the Fund's Board will determine the number of shares that the Fund will offer to repurchase in a particular Repurchase Offer. The Repurchase Offer Amount will be at least 5% but not more than 25% of the total number of shares of all classes of the Fund (in the aggregate) outstanding on the Repurchase Request Deadline. If shareholders tender more than the Repurchase Offer Amount for a particular Repurchase Offer, the Fund may repurchase up to an additional 2% of the shares outstanding on the Repurchase Request Deadline.

34 | OPPENHEIMER SENIOR FLOATING RATE FUND

 For the six months ended January 31, 2004, the Fund extended two
 Repurchase Offers:
                           PERCENTAGE OF          AMOUNT OF
       REPURCHASE     OUTSTANDING SHARES         SHARES THE           NUMBER OF
       REQUEST          THE FUND OFFERED       FUND OFFERED     SHARES TENDERED
       DEADLINE            TO REPURCHASE      TO REPURCHASE       (ALL CLASSES)
       ------------------------------------------------------------------------
       October 31, 2003               20%        10,677,075           1,922,057
       January 31, 2004               20         12.900,575           2,183,639

 The Fund is authorized to issue an unlimited number of shares of each class and at the date of this report has registered 115 million shares, par value $0.001 each. Transactions in shares of beneficial interest were as follows:

                                         SIX MONTHS ENDED JANUARY 31, 2004                          YEAR ENDED JULY 31, 2003
                                           SHARES                   AMOUNT                   SHARES                   AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                                   7,467,877             $ 69,784,934                2,133,732             $ 19,355,973
 Dividends and/or
 distributions reinvested                 148,163                1,388,000                  134,239                1,208,043
 Repurchased                             (773,422)              (7,243,709)              (1,255,972)             (11,243,501)
                                      ---------------------------------------------------------------------------------------
 Net increase                           6,842,618             $ 63,929,225                1,011,999             $  9,320,515
                                      =======================================================================================
-----------------------------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                   4,443,842             $ 41,476,227                2,286,292             $ 20,672,656
 Dividends and/or
 distributions reinvested                 259,755                2,433,945                  531,738                4,784,062
 Repurchased                           (1,560,759)             (14,623,944)              (5,385,598)             (48,276,184)
                                      ---------------------------------------------------------------------------------------
 Net increase (decrease)                3,142,838             $ 29,286,228               (2,567,568)            $(22,819,466)
                                      =======================================================================================
-----------------------------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                  12,523,183             $117,178,612                4,345,531             $ 39,484,371
 Dividends and/or
 distributions reinvested                 412,904                3,875,589                  778,076                7,002,451
 Repurchased                           (2,597,075)             (24,370,115)              (8,805,619)             (78,864,728)
                                      ---------------------------------------------------------------------------------------
 Net increase (decrease)               10,339,012             $ 96,684,086               (3,682,012)            $(32,377,906)
                                      =======================================================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2004, were $37,741,001 and $22,496,010, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The management fee is based upon a percentage of the Fund's average annual net assets and is shown without giving effect to a voluntary reduction by the Manager of 0.20% of the Fund's average

35 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 annual net assets. As a result of this agreement the Fund was reimbursed $514,185 for the six months ended January 31, 2004. That voluntary reduction and waiver may be withdrawn or amended at any time.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2004, the Fund paid $256,200 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12-B1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Board of Trustees has currently set that fee at 0.50%. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2004 for Class B and Class C shares was $5,417,993 and $9,875,707, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

 36 | OPPENHEIMER SENIOR FLOATING RATE FUND

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                                   CLASS A                  CLASS B                    CLASS C
                                         CLASS A                CONTINGENT               CONTINGENT                 CONTINGENT
                                       FRONT-END                  DEFERRED                 DEFERRED                   DEFERRED
                                   SALES CHARGES             SALES CHARGES            SALES CHARGES              SALES CHARGES
 SIX MONTHS                          RETAINED BY               RETAINED BY              RETAINED BY                RETAINED BY
 ENDED                               DISTRIBUTOR               DISTRIBUTOR              DISTRIBUTOR                DISTRIBUTOR
-------------------------------------------------------------------------------------------------------------------------------
 January 31, 2004                        $54,857                       $--                 $133,267              $28,723


--------------------------------------------------------------------------------
 5. ILLIQUID SECURITIES
 As of January 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Most Senior Loans and many of the Fund's other investments are illiquid. The aggregate value of illiquid securities subject to this limitation as of January 31, 2004 was $518,498,341, which represents 84.69% of the Fund's net assets.
--------------------------------------------------------------------------------
 6. LOAN COMMITMENTS
 Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $6,432,562 at January 31, 2004. These unfunded loan commitments must be funded by the Fund upon the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. The Fund generally will maintain with its custodian, short-term investments having an aggregate value at least equal to the amount of unfunded loan commitments.
--------------------------------------------------------------------------------
 7. BANK BORROWINGS
 The Fund may borrow up to 33 1/3% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The rate of the Federal Funds Rate plus 0.625% was effective from August 1, 2003 to November 8, 2003; thereafter, the rate is 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

37 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 7. BANK BORROWINGS Continued
 The Fund had borrowings outstanding of $5,200,000 at January 31, 2004 at an interest rate of 1.8125%. For the six months ended January 31, 2004, the average monthly loan balance was $9,035,556 at an average daily interest rate of 1.715%. The Fund had gross borrowings and gross loan repayments of $199,300,000 and $194,100,000, respectively, during the six months ended January 31, 2004. The maximum amount of borrowings outstanding at any month-end was $25,700,000. The Fund paid commitment fees of $14,913 and interest of $78,344 during the six months ended January 31, 2004.


PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

38 | OPPENHEIMER SENIOR FLOATING RATE FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that would require disclosure herein.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of January 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)